Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale	[1]	$ 11,771	$ 16,116
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		5,455	4,867
Nonrecurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale		2,446	2,979
Total assets recorded at fair value		4,531	4,447
Nonrecurring [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		931	136
Nonrecurring [Member] | Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale		1,200	1,300
Nonrecurring [Member] | Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale		$ 27	$ 26
Nonrecurring [Member] | Measurement Input, Default Rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		0.20%	0.10%
Nonrecurring [Member] | Measurement Input, Default Rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		2.30%	4.10%
Nonrecurring [Member] | Measurement Input, Default Rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted Average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		1.40%	1.70%
Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Nonmarketable equity securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		10.50%	5.00%
Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		1.50%	1.50%
Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Nonmarketable equity securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		10.50%	10.50%
Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		8.50%	8.50%
Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted Average [Member] | Nonmarketable equity securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		10.50%	10.20%
Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted Average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		4.00%	3.80%
Nonrecurring [Member] | Measurement Input, Loss Severity [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		0.50%	0.70%
Nonrecurring [Member] | Measurement Input, Loss Severity [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		66.00%	52.90%
Nonrecurring [Member] | Measurement Input, Loss Severity [Member] | Valuation technique, discounted cash flow [Member] | Weighted Average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		1.70%	2.20%
Nonrecurring [Member] | Measurement Input, Prepayment Rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		3.50%	5.40%
Nonrecurring [Member] | Measurement Input, Prepayment Rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		100.00%	100.00%
Nonrecurring [Member] | Measurement Input, Prepayment Rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted Average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale (residential), measurement input		46.50%	50.60%
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale		$ 1,233	$ 1,333
Total insignificant level 3 assets		157	185
Total assets recorded at fair value		1,397	1,640
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		157	136
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		7	122
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member] | Residential [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale		$ 1,233	$ 1,333

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.